Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 10,534	$ 5,623	$ 3,763
Equity in undistributed subsidiary income	(5,190)	(3,618)	(1,993)
Stock option and restricted stock grant compensation expense	96	118	115
Change in other assets	860	(4,513)	(6,042)
Change in other liabilities	1,886	(1,007)	(2,595)
Net cash from operating activities	23,193	28,882	25,619
Cash flows from investing activities
Net cash from/(used in) investing activities	357	(46,076)	(34,602)
Cash flows from financing activities
Proceeds from issuance of common stock	903	421	392
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	235	19,472	(24,844)
Net change in cash and cash equivalents	23,785	2,278	(33,827)
Beginning cash and cash equivalents	99,601	75,816	73,538
Ending cash and cash equivalents	99,601	75,816	73,538
Parent Company [Member] | Beginning [Member]
Cash flows from financing activities
Beginning cash and cash equivalents	16,870	15,563	10,152
Ending cash and cash equivalents	16,870	15,563	10,152
Parent Company [Member] | Ending [Member]
Cash flows from financing activities
Beginning cash and cash equivalents	11,167	16,870	15,563
Ending cash and cash equivalents	11,167	16,870	15,563
Parent Company [Member]
Cash flows from operating activities
Unrealized (gain)/loss on trading account securities	(4)	11	(3)
Change in other assets	(223)	3,797	6,734
Change in other liabilities	745	138	(1,410)
Net cash from operating activities	5,958	6,069	7,206
Cash flows from investing activities
Sale of securities available for sale	0	0	2,818
Net decrease in commercial loans	0	1,000	(786)
Return from/(payments for) investments in subsidiaries	8,000	(4,220)	(1,950)
Net cash from/(used in) investing activities	8,000	(3,220)	82
Cash flows from financing activities
Redemption of preferred stock	(15,056)	0	0
Redemption of common stock warrants	(1,947)	0	0
Proceeds from issuance of common stock	903	421	393
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	(19,661)	(1,542)	(1,877)
Net change in cash and cash equivalents	(5,703)	1,307	5,411
Beginning cash and cash equivalents	11,167	16,870
Ending cash and cash equivalents	$ 11,167	$ 16,870